11. Investments in associates and joint ventures (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In Associates And Joint Ventures Details 4Abstract
Jointly Controlled by Banco Santander	R$ 12,900,571	R$ 14,121,618	R$ 10,500,055
Banco RCI Brasil S.A.	11,620,304	13,452,716	9,849,508
Norchem Participacoes e Consultoria S.A.	70,475	69,865	79,633
Cibrasec - Companhia Brasileira de Securitizacao		0	80,300
Estruturadora Brasileira de Projetos S.A. - EBP	11,562	35,314	33,389
Gestora de Inteligencia de Credito	1,126,424	527,362	338,382
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)		0	103,703
Santander Auto S.A.	71,807	36,361	15,140
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA)	2,952,308	2,873,140	2,463,262
Webmotors S.A.	512,687	484,454	221,313
Tecnologia Bancaria S.A. - TECBAN	2,435,377	2,382,907	2,238,156
Hyundai Corretora de Seguros Ltda.	2,076	1,909
PSA Corretora de Seguros e Servicos Ltda.	2,168	3,870	3,793
Significant Influence of Banco Santander	126,877	126,937	123,959
Norchem Holding e Negocios S.A.	126,877	126,937	123,959
Total	15,979,756	17,121,695	13,087,276
Total liabilities
Jointly Controlled by Banco Santander	11,255,396	12,502,780	8,755,688
Banco RCI Brasil S.A.	10,255,995	12,174,504	8,679,715
Norchem Participacoes e Consultoria S.A.	27,781	27,709	27,423
Cibrasec - Companhia Brasileira de Securitizacao		0	3,893
Estruturadora Brasileira de Projetos S.A. - EBP	39	311	176
Gestora de Inteligencia de Credito	933,115	288,643	42,894
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)		0	1,557
Santander Auto S.A.	38,466	11,613	30
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA)	1,692,770	1,628,364	1,573,082
Webmotors S.A.	78,856	60,734	60,905
Tecnologia Bancaria S.A. - TECBAN	1,612,822	1,564,801	1,510,794
Hyundai Corretora de Seguros Ltda.	251	41
PSA Corretora de Seguros e Servicos Ltda.	841	2,788	1,383
Significant Influence of Banco Santander	29,391	29,226	27,714
Norchem Holding e Negocios S.A.	29,391	29,226	27,714
Total	12,977,558	14,160,370	10,356,484
Total Income
Jointly Controlled by Banco Santander	51,847	206,482	80,954
Banco RCI Brasil S.A.	99,951	263,851	115,928
Norchem Participacoes e Consultoria S.A.	534	1,949	2,240
Cibrasec - Companhia Brasileira de Securitizacao		0	1,989
Estruturadora Brasileira de Projetos S.A. - EBP	148	1,790	(9,151)
Gestora de Inteligencia de Credito	(45,410)	(56,769)	(32,328)
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)		0	2,166
Santander Auto S.A.	(3,376)	(4,339)	110
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA)	68,469	125,439	9,703
Webmotors S.A.	21,529	61,212	43,751
Tecnologia Bancaria S.A. - TECBAN	46,735	63,046	(34,976)
Hyundai Corretora de Seguros Ltda.	(43)	(132)
PSA Corretora de Seguros e Servicos Ltda.	247	1,313	928
Significant Influence of Banco Santander	(225)	2,650	2,690
Norchem Holding e Negocios S.A.	(225)	2,650	2,690
Total	R$ 120,091	R$ 334,571	R$ 93,347